COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Letters of credit amount outstanding	$ 233.0	$ 199.5
Interest expense on letters of credit	5.0	3.9
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Aggregate contract limit for the bonds	$ 1,560.7	$ 1,748.1